Investment	12 Months Ended
Dec. 31, 2021
Arena Minerals
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investment
5.	INVESTMENT IN ARENA MINERALS
On July 26, 2021, the Company acquired 42,857 common shares and 21,429 share purchase warrants of Arena Minerals Inc.
(TSX-V:
AN) (“Arena Minerals”) in a private placement for total consideration of CDN$6,000 ($4,794). Each warrant entitles the holder to acquire one common share of Arena Minerals at CDN$0.25 for a period of 24 months from the date of issuance. Pursuant to the acquisition agreement, Lithium Americas has the right (i) to participate in future Arena Minerals financings to maintain its pro rata ownership interest in Arena Minerals if the Company maintains at least a 7.5% ownership interest in Arena Minerals; and (ii) to appoint a nominee to the Arena Minerals board of directors if the Company maintains at least a 10% ownership interest in Arena Minerals. At the acquisition date the investment in Arena Minerals shares was recorded at $3,411 and the warrants at $1,383.
On November 24, 2021, the Company purchased a further 23,369 common shares of Arena Minerals at a price of CDN$0.54 per share for aggregate consideration of CDN$12,632 ($9,964).
At December 31, 2021, the Company owned approximately 17.4% of the issued and outstanding shares of Arena Minerals.
The Company has significant influence over Arena Minerals by virtue of its current shareholdings, warrants and its right to appoint a nominee director to the board of Arena Minerals. As such, the investment in Arena Minerals is accounted for using the equity method of accounting. Warrants to acquire Arena Mineral’s common shares are derivatives and accounted for at fair value with changes in fair value recorded in the income statement.
The Arena Minerals warrants had an estimated fair value of $7,558 at December 31, 2021. The fair value of the warrants was estimated using a Black-Scholes valuation model with the following inputs: volatility of 202%, a risk-free rate 0.91%, expected dividend of 0%, and expected life 2 years. A gain on fair value of $6,282 was recognized in the statement of comprehensive loss.
For the year ended December 31, 2021, the Company recognized a $342 share of loss of Arena Minerals under the equity method of accounting, resulting in a balance for the investment of $13,033 at December 31, 2021.

Cauchari-Olaroz Project
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investment
6.	INVESTMENT IN CAUCHARI-OLAROZ PROJECT
As at December 31, 2021 the Company, Ganfeng and JEMSE are 44.8%, 46.7% and 8.5% shareholders, respectively, of Minera Exar, the company that holds all rights, title and interest in and to the Cauchari-Olaroz project located in the Jujuy province, Argentina. The Company and Ganfeng are parties to a shareholders’ agreement concerning management of the project and are entitled to share in the project’s production on a 49%/51% basis. Construction costs are also shared on the same 49%/51% pro rata basis between the Company and Ganfeng. The shareholders’ agreement regulates key aspects of governance of the project, which provides the Company with significant influence over Minera Exar and strong minority shareholder protective rights.
In addition, the Company and Ganfeng are 49% and 51% shareholders, respectively, in Exar Capital, the company that provides financing to Minera Exar for the purpose of advancing construction of the Cauchari-Olaroz project (the investment in Minera Exar and Exar Capital together, the “Investment in Cauchari-Olaroz project”). Minera Exar and Exar Capital are accounted for using the equity method of accounting.
JEMSE Transaction
JEMSE acquired an 8.5% (4.2% from the Company and 4.3% from Ganfeng) equity interest in Minera Exar on April 4, 2021 (the “JEMSE Transaction”). The right to acquire the 8.5% interest (the “Acquisition Right”) was originally granted under a letter of intent signed in 2012 to comply with Province of Jujuy regulations regarding government participation in mineral projects.
Pursuant to closing the JEMSE Transaction, JEMSE has agreed to reimburse the Company and Ganfeng its $23,496 pro rata (8.5%) share of the equity financing for the construction of the Cauchari-Olaroz project in past years through the assignment of one-third
of the dividends otherwise payable to JEMSE in future periods.
Annual dividend distributions by Minera Exar to all shareholders, including JEMSE, will only be considered once Minera Exar has met all project debt commitments for the Cauchari-Olaroz project.
Upon closing of the JEMSE Transaction, the Company recognized a long-term receivable from JEMSE of $5,800 and a $4,712 loss, which was calculated as follows:

$

Initial fair value of the Company’s receivable (49% of JEMSE’s future payment of $23,496)	5,800

Carrying value of the Company’s disposed share of Investment in Minera Exar	(10,512)

Loss on the 2021 JEMSE Transaction	(4,712)
The initial fair value of the long-term receivable from JEMSE was estimated by discounting the Company’s share of future payments by JEMSE to their present value, assuming payments start in 5 years with a 10% discount rate. Estimation of timing for payments is based on the status of construction and expected cash flows of Minera Exar. During the year ended December 31, 2021, the Company recognized $431 as amortization of discount for the receivable. Upon initial recognition, the receivable is accounted for at amortized cost.
2020 Cauchari Transaction
On August 27, 2020, the Company closed a transaction with Ganfeng whereby Ganfeng subscribed, through a wholly-owned subsidiary, for newly issued shares of Minera Exar, for cash consideration of $16,327, increasing its interest in the Cauchari-Olaroz project from 50% to 51%, with Lithium Americas holding the remaining 49% interest.

In addition, the Company and Ganfeng restructured Exar Capital to reflect the parties’ 49%/51% proportionate ownership of Minera Exar. As part of this restructuring, Ganfeng provided $40,000 to Exar Capital in non-interest-bearing
loans, repayable in 2029 (with a right for an additional
one-year
extension by the Company or Ganfeng) and contributed $689 to Exar Capital’s equity to increase its interest from 37.5% to 51%. Proceeds of the loans from Ganfeng were used by Exar Capital to repay $40,000 of loans owed to Lithium Americas (the Minera Exar and Exar Capital transactions together, the “2020 Cauchari Transaction”).
Upon closing of the 2020 Cauchari Transaction, Ganfeng became the controlling shareholder of Minera Exar and Exar Capital while Lithium Americas received fulsome minority shareholder protective rights. The Company retains significant influence over Minera Exar and Exar Capital and, as a result, is accounting for the investments from closing the 2020 Cauchari Transaction using the equity method of accounting. Prior to closing the transaction, the Company was consolidating its 50% share of the Cauchari-Olaroz project and accounting for its investment as a joint operation.
Loans to Minera Exar and Exar Capital
The Company has entered into loan agreements with Minera Exar and Exar Capital to fund construction of the Cauchari-Olaroz project. Changes in the loans’ balances are summarized below.

$

Loans to Exar Capital, as at December 31, 2019	37,959

Loans to Exar Capital	14,500

Initial difference between the face value and the fair value of loans to Exar Capital	(7,746)

Elimination of loans as a result of Joint Operation accounting	(3,377)

Accrued interest	3,337

Loans to Exar Capital prior to the 2020 Cauchari Transaction	44,673

Loans to Exar Capital after the 2020 Cauchari Transaction	14,700

Initial difference between the face value and the fair value of loans to Exar Capital	(7,265)

Reversal of elimination of loans as a result of the 2020 Cauchari Transaction	28,132

Derecognition of share of loans from Exar Capital to Minera Exar as a result of the 2020 Cauchari Transaction	(26,368)

Repayment of loans as a result of the 2020 Cauchari Transaction	(40,000)

Gain on early repayment of the $40,000 loans	19,608

Accrued interest	1,082

Loans to Exar Capital, as at December 31, 2020	34,562

Loans to Exar Capital	60,270

Initial difference between the face value and the fair value of loans to Exar Capital	(29,677)

Accrued interest	5,701

Loans to Exar Capital, as at December 31, 2021	70,856
Loans by the Company and Ganfeng to Exar Capital are
non-interest
bearing. During the year ended December 31, 2021, loans were provided by the Company to Exar Capital in the amount of $60,270, and by Ganfeng in the amount of $62,730. Such loans funded the respective 49% and 51% shares of Cauchari-Olaroz construction costs. The Company accounts for its loans initially at fair value and subsequently at amortized cost.
The fair value of the loans at inception was calculated using a discounted cash flow valuation method applying market interest rates. The difference between the face value and the fair value of the loans provided was recognized as part of the Investment in the Cauchari-Olaroz project.

In addition to the loans from shareholders, in December, 2021, Minera Exar obtained debt financing in the form of a $10 million loan from a third party to fund construction, which loan is secured with a letter of credit provided by Ganfeng. Subsequent to year-end,
Minera Exar received an additional $40 million in loans from the same third party (Note 22).
Investment in Cauchari-Olaroz Project
Changes in the Investment in Cauchari-Olaroz Project are summarized below:

	Minera Exar S.A.	Exar Capital B.V.	Total

	$	$	$

Investment in Cauchari-Olaroz Project, as at December 31, 2019	-	-	-

Recognition of Investment in Cauchari-Olaroz Project	119,537	2,287	121,824

Contribution to Investment in Cauchari-Olaroz Project	853	7,265	8,118

Share of income of Cauchari-Olaroz Project	2,113	4,200	6,313

Elimination of unrealized gain on intercompany transactions	-	(4,861)	(4,861)

Investment in Cauchari-Olaroz Project, as at December 31, 2020	122,503	8,891	131,394

Contribution to Investment in Cauchari-Olaroz Project	2,095	29,677	31,772

Share of income of Cauchari-Olaroz Project	8,712	17,019	25,731

Elimination of unrealized gain on intercompany transactions	-	(22,104)	(22,104)

Share of decrease in Minera Exar net assets as a result of the JEMSE Transaction	(10,512)	-	(10,512)

Investment in Cauchari-Olaroz Project, as at December 31, 2021	122,798	33,483	156,281
The following are the amounts presented in the financial statements of Minera Exar on a 100% basis as amended to reflect the Company’s accounting policies.

	December 31, 2021	December 31, 2020

	$	$

Current assets

Cash and cash equivalents	937	752

Other current assets	1,087	7,397

Total current assets	2,024	8,149

Non-current assets	783,138	512,990

Current liabilities	(93,509)	(20,458)

Non-current liabilities - loans from Exar Capital	(438,306)	(267,222)

Non-current liabilities - other	(6,271)	(5,828)

Net assets	247,076	227,631

	Years ended December 31,

	2021	2020

	$	$

Other losses	-	(1,893)

Income tax expense	(61,978)	-

Deferred tax recovery	81,424	4,342

Net income	19,446	2,449

The following are the amounts presented in the financial statements of Exar Capital on a 100% basis.

	December 31, 2021	December 31, 2020

	$	$

Current assets

Cash and cash equivalents	4,616	10,769

Other current assets	583	3,126

Total current assets	5,199	13,895

Non-current assets - loans advanced to Minera Exar	438,306	267,222

Current liabilities - loans from Lithium Americas and Ganfeng	(353,924)	(230,906)

Other current liabilities	(479)	(1,000)

Other non-current liabilities	(10,441)	(5,284)

Net assets	78,661	43,927
Loans from Lithium Americas and Ganfeng are presented as current liabilities in Exar Capital. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Americas and Ganfeng.

	Years ended December 31,

	2021	2020

	$	$

Interest income on loans from Exar Capital	40,403	26,258

Withholding tax expense	(5,157)	(2,973)

General and administrative expenses	(514)	(457)

Net income	34,732	22,828
Reconciliation of Summarized Financial Information to Carrying Value:

	Minera Exar	Exar Capital

	$	$

Net assets, December 31, 2021	247,076	78,661

Company’s share of net assets	110,690	38,544

Interest capitalized while proportionally consolidated	6,619	-

Elimination of unrealized gain on intercompany transactions and other, cumulative	-	(42,003)

Joint Venture expenditures incurred by the Company net of eliminations	5,489	-

Difference between the face value and the fair value of loans to Exar Capital	-	36,942

Carrying value	122,798	33,483

Minera Exar’s Commitments and Contingencies
As at December 31, 2021, Minera Exar had the following commitments (on a 100% basis):

●	A $200 royalty due annually in May and expiring in 2041.
●
Agreements to provide aboriginal programs to communities located in the Cauchari-Olaroz project area, having terms ranging from five to thirty years, and annual fee payments of $257 in 2022 and $443 between 2023 and 2061 if these agreements are extended for the life of the project and provided that such annual fees are subject to change from time to time based on negotiations between the parties. Minera Exar’s obligations to make the payments are subject to continued development of the project and commencement and continuation of production at the project.

●	Commitments related to construction contracts of $2,875.
Los Boros Option Agreement
On September 11, 2018, Minera Exar exercised a purchase option agreement (“Option Agreement”) with Grupo Minero Los Boros (“Los Boros”), entered into on March 28, 2016, for the transfer of title to Minera Exar of certain mining properties that comprised a portion of the Cauchari-Olaroz Project.
Under the terms of the Option Agreement, Minera Exar paid $100 upon signing and exercised the purchase option for total consideration of $12,000 to be paid in sixty quarterly installments of $200. The first installment payment became due and was paid on the third anniversary of the purchase option exercise date, being September 11, 2021. Minera Exar paid the subsequent quarterly installments on time. As security for the transfer of title of the mining properties, Los Boros granted to Minera Exar a mortgage over the mining properties for $12,000. In addition, in accordance with the Option Agreement, on November 27, 2018, Minera Exar paid Los Boros a $300 royalty which was due within 10 days of the start date of construction of the commercial plant.
Pursuant to the Option Agreement, a 3% net profit interest royalty (the “Los Boros Royalty”) is payable to Los Boros by Minera Exar annually within 10 business days after calendar year end, in Argentinian pesos, for a period of 40 years.
Minera Exar has the right to cancel the first 20 years of the Los Boros Royalty in exchange for a one-time
payment of $7,000 and the second 20 years for an additional payment of $7,000.
As at December 31, 2021
, all required payments under the Option agreement have been made.